                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893
                 ----------------------------------------------

                              THE TAIWAN FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                 Copy to:

          The Taiwan Fund, Inc.                 Leonard B. Mackey, Jr., Esq.
 c/o State Street Bank and Trust Company         Clifford Chance U.S. LLP
       Attention: Ann M. Carpenter                  31 West 52nd Street
           225 Franklin Street                   New York, New York 10019
            Boston, MA 02110


Registrant's telephone number, including area code:  (800) 636-9242

Date of fiscal year end:  August 31, 2004

Date of reporting period:  November 30, 2004

ITEM 1:  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
INVESTMENTS/NOVEMBER 30, 2004
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          US $
                                                SHARES                   VALUE
COMMON STOCKS - 95.2%
BASIC INDUSTRIES - 17.6%
CHEMICALS - 0.8%
Oriental Union Chemical Corp. ............     1,600,000            $  1,683,165
                                                                    ------------
IRON & STEEL - 5.4%
China Steel Corp. ........................    10,862,000              11,965,896
                                                                    ------------
PETROLEUM SERVICES - 2.3%
Formosa Petrochemical Corp. ..............     2,774,000               4,949,729
                                                                    ------------
PLASTICS - 9.1%
Formosa Chemicals & Fibre Corp. .. .......     4,200,000               7,820,016
Formosa Plastic Corp. ....................     4,218,000               6,740,946
                                                                    ------------
Nan Ya Plastics Corp. ....................     3,776,000               5,425,254
                                                                      19,986,216
                                                                    ------------
TOTAL BASIC INDUSTRIES ...................                            38,585,006
                                                                    ------------
DURABLES - 2.0%
AUTOMOBILES, TIRES & ACCESSORIES - 2.0%
Cheng Shin Rubber Industry Co.
Ltd. .....................................     3,600,000               4,468,580
                                                                    ------------
FINANCE - 18.8%
BANKS - 2.0%
International Bank of Taipei .............     6,400,000               4,468,580
                                                                    ------------
FINANCIAL SERVICES - 16.8%
Cathay Financial Holding Co.
Ltd. .....................................     5,000,000               9,619,860
Chinatrust Financial Holding Co.
Ltd. .....................................     8,476,812               9,680,270
E. Sun Financial Holding Co.
Ltd. .....................................     8,000,000               5,908,456
Mega Financial Holding Co. ...............    15,000,000               9,775,019
Taishin Financial Holdings Co.
Ltd. .....................................     2,000,000               1,812,258
                                                                    ------------
                                                                      36,795,863
                                                                    ------------
TOTAL FINANCE ............................                            41,264,443
                                                                    ------------
RETAIL & WHOLESALE - 3.7%
GENERAL MERCHANDISE STORES - 3.7%
President Chain Store Corp. ..............     5,384,800               8,020,804
                                                                    ------------
TECHNOLOGY - 51.6%
ELECTRONICS - 10.5%
Asia Vital Components Co. Ltd. ...........     1,510,000               1,185,508
Au Optronics Corp. .......................     4,605,000               6,044,732
Career Technology (MFG.) Co.
Ltd. .....................................     3,000,000               3,900,698
Merry Electronics Co. Ltd. ...............     1,400,000               3,171,451
Tripod Technology Corp. ..................     2,800,000               3,788,363
Unimicron Technology Corp. ...............     3,604,000               2,259,140
Wus Printed Circuit Co. Ltd. .............     6,121,000               2,649,743
                                                                    ------------
                                                                      22,999,635
                                                                    ------------
PC & PERIPHERALS - 13.4%
Asustek Computer, Inc. ...................     5,780,000              13,362,607
Benq Corp. ...............................     2,000,000               2,079,131
Hon Hai Precision Industry Co.
Ltd. .....................................     2,596,247              10,473,611
Quanta Computer, Inc. ....................     2,200,000               3,584,174
                                                                    ------------
                                                                      29,499,523
                                                                    ------------
SEMI-CONDUCTOR - 14.0%
Advanced Semiconductor
Engineering, Inc. (a) ....................     3,316,907               2,460,018
Novatek Microelectronics Corp.
Ltd. .....................................     1,800,000               5,306,439
Sunplus Technology Co. Ltd. ..............     3,850,000               5,376,261
Taiwan Semiconductor
Manufacturing Co. ........................     7,200,000              10,568,192
United Microelectronics Corp.
Ltd. (a) .................................    11,238,000               7,044,456
                                                                    ------------
                                                                      30,755,366
                                                                    ------------
TELECOMMUNICATIONS - 13.7%
Chunghwa Telecom Co. Ltd. ................     9,500,000              18,867,339
Taiwan Cellular Corp. ....................     4,000,000               4,282,389
Zyxel Communications Corp. ...............     3,000,000               6,842,514
                                                                    ------------
                                                                      29,992,242
                                                                    ------------
TOTAL TECHNOLOGY .........................                           113,246,766
                                                                    ------------
TRANSPORTATION - 1.5%
TRANSPORTATION - 1.5%
Yang Ming Marine Transport ...............     3,720,000               3,347,711
                                                                    ------------
TOTAL COMMON STOCKS
(Identified Cost -- $161,965,584).........                           208,933,310
                                                                    ------------
                                               PRINCIPAL
                                                AMOUNT
                                                  NT$
                                               ---------
CERTIFICATES OF DEPOSIT - 2.1%
China Airlines 1.05%, 3/18/05
(b) ......................................     9,961,063                 309,110
Far Eastern International Bank
1.10%, 12/08/04 (b) ......................    30,033,175                 931,984
Siliconware Precision Industry
1.05%, 1/18/05 (b) .......................    49,894,190               1,548,307
Taishin International Bank
1.10%, 12/30/04 (b) ......................    50,173,294               1,556,968
Walton Advanced Engineering In
1.05%, 1/18/05 (b) .......................     7,983,691                 247,748
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT
(Identified Cost -- $4,460,976) ..........                             4,594,117
                                                                    ------------
COMMERCIAL PAPER - 2.5%
Ial Ban Co. 1.00%, 4/04/05 (b) ...........    79,593,349               2,469,925
Shinkong Synthetic Fibers Corp.
1.00%, 12/31/04 (b) ......................    99,764,271               3,095,866
                                                                    ------------
TOTAL COMMERCIAL PAPER
(Identified Cost -- $5,302,017) ..........                             5,565,791
                                                                    ------------


                      See Notes to Schedule of Investments

--------------------------------------------------------------------------------

                                                MATURITY
                                                 AMOUNT                   US $
                                                  US$                    VALUE
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. at
0.4% dated 11/29/04, due
12/06/04 (collateralized by U.S.
Treasury Note 0%, 5/12/05,
market value $376,200) ...................   $   367,029               $ 367,000
                                                                    ------------
TOTAL INVESTMENTS -- 100%
(COST -- $172,095,577) ...................                          $219,460,218
                                                                    ============

LEGEND:
US$ - United States dollar
NT$ - New Taiwan Dollar
(a) Non-income producing
(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

INCOME TAX INFORMATION:

At November 30, 2004, the aggregate cost basis of the Fund's investment securities for income tax purposes was $172,095,577.

Net unrealized appreciation of the Fund's investment securities was $47,364,641 of which $52,490,332 related to appreciated investment securities and $5,125,691 related to depreciated investment securities for the fiscal year ended November 30, 2004.


                      See Notes to Schedule of Investments

ITEM 2. CONTROLS AND PROCEDURES

 (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:    /s/ Benny T. Hu
       ---------------
       Benny T. Hu
       President of The Taiwan Fund, Inc.

Date:  January 31, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Adelina Louie
       -----------------
       Adelina Louie
       Treasurer of The Taiwan Fund, Inc.

Date:  January 31, 2005


By:    /s/ Benny T. Hu
       ---------------
       Benny T. Hu
       President of The Taiwan Fund, Inc.

Date:  January 31, 2005